BANK-OWNED LIFE INSURANCE AND IMPUTED INCOME TAX REIMBURSEMENT AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2013
BANK-OWNED LIFE INSURANCE AND IMPUTED INCOME TAX REIMBURSEMENT AGREEMENTS [Abstract]
Schedule of Net Other Post-retirement Benefits Expense for Imputed Income Tax Reimbursement Agreements

Net other post-retirement benefits expense for Imputed Income Tax Reimbursement Agreements was as follows for the years ended December 31 (in thousands):

	2013	2012
Service cost	$ -	$ -
Interest cost	27	26
Net other post-retirement benefits expense	$27	$26

Schedule of Accumulated Post-retirement Defined Benefit Obligation for Imputed Income Tax Reimbursement Agreements

The accumulated post-retirement defined benefit obligation for Imputed Income Tax Reimbursement Agreements was as follows for the years ended December 31 (in thousands):

Accumulated other post-retirement benefit obligation:	2013	2012
Beginning balance	$410	$403
Service cost	-	-
Interest cost	27	26
Benefit payments	(19)	(19)
Ending balance	$418	$410